Subsequent Events (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Subsequent Events

15. SUBSEQUENT EVENT

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia. There is significant uncertainty around the duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

On May 8, 2020, the Company entered into a Share Exchange Agreement with Mr. How Kok Choong, CEO and director of the Company to acquire 9,590,596 ordinary shares, no par value, equivalent to approximately 99.99% of the equity interest in Agape Superior Living Sdn Bhd, an entity incorporated in Malaysia for $1,714,003. The purchase consideration represented the net asset carrying value of the acquiree as of March 31, 2020. The payment, net of the amount due from Mr. How Kok Choong of $656,495 as of March 31, 2020 arising from the purchase of the Company’s non-marketable security, will be satisfied together with the issuance of 162,694 shares of the Company’s common stock. Upon completion, the number of shares of common stock of the Company will be increased from 376,275,500 to 376,438,194, equivalent to approximately 0.0432% increase of the total issued and outstanding common stock of the Company after the issuance of the additional shares, which was valued at $1,057,508 based on the closing price of $6.50 of the Company at March 31, 2020.

15. SUBSEQUENT EVENT

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

Superior Living SDN. BHD. [Member]
Subsequent Events

13 – Subsequent Events

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia subsequent to March 31, 2020. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

On May 8, 2020, Mr. How Kok Choong, an approximately 99.99% equity interest owner of the Company, entered into a Share Exchange Agreement with Agape ATP Corporation (“AATP”), a Nevada corporation, which Mr. How Kok Choong is the CEO and director, to sell 9,590,596 ordinary shares, no par value, equivalent to approximately 99.99% of the equity interest of the Company. The selling consideration represented the approximate net asset carrying value of the Company as of March 31, 2020 of $1,714,003 based on the Company’s internal unadjusted financial statements. The payment of $656,495 were net against Mr. How Kok Choong’s payable to Agape ATP Corporation as of March 31, 2020 and the remaining payment of $1,057,508 were paid in Agape ATP Corporation’s common stock. As a result of the transaction, the Company became approximately 99.99% owned subsidiary of Agape ATP Corporation.

In June 2020, the Company made certain adjustments to its March 31, 2020 financial statements, As a result, the net assets carrying value increased by $90,043. On July 1, 2020, AATP entered into an amendment to the May 8, 2020 Share Exchange Agreement with Mr. How Kok Choong, CEO and director of the Company, to issue additional 13,853 shares of AATP, valued at $90,043 based on the closing price of $6.50 of AATP at March 31, 2020.

14 -	SUBSEQUENT EVENTS

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

The Company is in negotiations with Agape ATP Corporation (“Agape”), a company incorporated in Nevada, the United States, and listed and traded on the OTC Market to be acquired for stock of Agape. The Company is anticipating to close this transaction during May 2020. The shareholders of the Company, How Kok Choong, Lim Ah Yew @ Lim Soo Yew, and Lor Keat Yoon, (collectively, the “Sellers”) and Agape (the “Purchaser”) will enter into an agreement, pursuant to which the Sellers will sell their 100% interest in the Company to Agape in exchange for the common stock of Agape and other considerations as stated in the agreement.